Transactions with Affiliates (Details) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 23, 2015 bbl / d $ / item $ / bbl	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) $ / bbl $ / Mcf	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Revenue:
Water handling - affiliate		$ 31,500	$ 40,518	$ 64,941	$ 65,277	$ 162,283	$ 35,871
Allocation of costs
General and administrative expense		11,400	7,900	22,300	13,500
Agreements
Gathering and compression - affiliate		56,593	16,923	108,836	28,696	$ 95,746	22,363	$ 647
Water Services Agreement
Agreements
Term of agreement with Antero	20 years
Minimum Obligation
2016 | bbl / d	90,000
2017 | bbl / d	100,000
2018 | bbl / d	120,000
2019 | bbl / d	2,019
Water Services Agreement | West Virginia
Agreements
Water Service Agreement fee | $ / item	3.685
Water Services Agreement | Pennsylvania
Agreements
Water Service Agreement fee | $ / bbl	3.685
Water Services Agreement | Ohio
Agreements
Water Service Agreement fee | $ / item	3.635
Antero | Gathering And Compression Agreement
Agreements
Term of agreement with Antero						20 years
Low pressure gathering fee | $ / Mcf						0.30
High pressure gathering fee | $ / Mcf						0.18
Compression fee | $ / Mcf						0.18
Condensate gathering fee | $ / bbl						4.00
Antero | High Pressure Lines | Gathering And Compression Agreement
Agreements
Minimum volume commitment that require Antero to pay						75.00%
Antero | Compressor stations | Gathering And Compression Agreement
Agreements
Minimum volume commitment that require Antero to pay						70.00%
Antero Midstream Partners LP
Allocation of costs
Direct labor expenses		$ 800	$ 300	$ 1,400	$ 500	$ 1,500
General and administrative expense						$ 30,300	$ 34,000	$ 3,000